Segment Information - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographic Information
Revenue, Net	$ 5,594	$ 6,473	$ 6,670
Long-lived assets	833	848
Caribbean, Central and South America
Geographic Information
Revenue, Net	2,112	2,414	2,572
Africa
Geographic Information
Revenue, Net	1,577	1,661	1,578
United States
Geographic Information
Revenue, Net	1,135	1,397	1,390
Long-lived assets	553	543
Pacific Basin and Far East
Geographic Information
Revenue, Net	357	425	383
Canada/Mexico
Geographic Information
Revenue, Net	242	348	394
Eastern Mediterranean
Geographic Information
Revenue, Net	102	156	186
Europe
Geographic Information
Revenue, Net	69	72	$ 167
Dominican Republic
Geographic Information
Long-lived assets	128	134
Argentina
Geographic Information
Long-lived assets	69	71
All Other
Geographic Information
Long-lived assets	$ 83	$ 100